FROST GROWTH EQUITY FUND October 31, 2025 (Unaudited)

Description	Shares	Value
COMMON STOCK§ — 100.0%
Communication Services — 15.6%
Alphabet, Cl C	33,773	$9,517,907
Alphabet, Cl A	30,452	8,562,798
Meta Platforms, Cl A	17,296	11,213,861
Netflix *	5,189	5,805,765
Pinterest, Cl A *	19,395	641,974
Reddit, Cl A *	2,784	581,717
Spotify Technology *	4,407	2,887,995
		39,212,017
Consumer Discretionary — 12.7%
Amazon.com *	60,993	14,895,710
Booking Holdings	452	2,295,139
Chipotle Mexican Grill, Cl A *	28,890	915,524
Home Depot	6,414	2,434,690
NIKE, Cl B	3,543	228,842
O'Reilly Automotive *	34,680	3,275,179
Royal Caribbean Cruises	5,090	1,459,965
Tesla *	10,660	4,866,930
TJX	11,298	1,583,302
		31,955,281
Consumer Staples — 1.9%
Coca-Cola	15,573	1,072,980
Costco Wholesale	3,201	2,917,551
Monster Beverage *	10,256	685,409
		4,675,940
Financials — 7.2%
Adyen ADR *	75,795	1,301,400
Arthur J Gallagher	3,840	958,042
Mastercard, Cl A	11,020	6,082,930
Moody's	5,267	2,529,740
Visa, Cl A	21,115	7,194,725
		18,066,837
Health Care — 7.6%
AbbVie	9,615	2,096,454
Boston Scientific *	27,163	2,735,857
Danaher	7,755	1,670,272
Eli Lilly	9,397	8,108,296
Intuitive Surgical *	8,633	4,612,439
		19,223,318
Industrials — 4.7%
Eaton	5,694	2,172,603
General Electric	14,388	4,445,173
Trane Technologies	3,500	1,570,275
TransDigm Group	1,195	1,563,669
Uber Technologies *	21,069	2,033,159
		11,784,879
Information Technology — 49.3%
Advanced Micro Devices *	7,005	1,794,121
Apple	83,019	22,445,847
Arista Networks *	21,848	3,445,211
ASML Holding, Cl G	523	553,977
Atlassian, Cl A *	3,653	618,891
Broadcom	32,962	12,183,744
Datadog, Cl A *	8,898	1,448,684
Intuit	3,657	2,441,230
Microsoft	54,436	28,187,505
Monolithic Power Systems	1,907	1,916,535

Description	Shares	Value
NVIDIA	169,362	$34,294,111
Oracle	16,135	4,237,212
Palo Alto Networks *	10,075	2,218,918
ServiceNow *	3,499	3,216,561
Snowflake, Cl A *	12,101	3,326,323
Synopsys *	1,912	867,704
Workday, Cl A *	2,658	637,707
		123,834,281
Materials — 0.4%
Sherwin-Williams	2,805	967,557

Real Estate — 0.6%
American Tower ‡	8,514	1,523,836

Total Common Stock
(Cost $87,086,970)		251,243,946

Total Investments — 100.0%
(Cost $87,086,970)		$251,243,946

Percentages are based on Net Assets of $251,303,656.

*	Non-income producing security.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

FIA-QH-001-3600

FROST TOTAL RETURN BOND FUND October 31, 2025 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 46.6%
Agency Mortgage-Backed Obligation — 20.0%
FHLMC
6.000%, 08/01/53 to 09/01/53	$38,903,649	$40,121,332
5.500%, 08/01/54 to 11/01/54	159,657,870	161,764,165
5.000%, 06/01/54	29,655,008	29,564,350
FHLMC STRIPS, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	318,477	23,363
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	4,600,881	4,489,067
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	275,210	4,845
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	795,278	14,186
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	4,762,222	351,889
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	693,400	14,087
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	1,790,962	93,089
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	225,335	39,653
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	2,575,494	2,554,201
FHLMC, Ser 2019-4908, Cl AS, IO
1.803%, SOFR30A + 5.986%, 01/25/45 (A)	7,693,892	878,095
FHLMC, Ser 2024-5406, Cl PO, PO
0.000%, 03/25/52 (B)(C)	63,015,474	43,199,042
FHLMC, Ser 2024-5417, Cl JA
5.500%, 08/25/44	80,382,861	81,997,061
FHLMC, Ser 2024-5425, Cl A
5.500%, 09/25/44	72,339,172	73,794,405
FHLMC, Ser 2024-5429, Cl DV
6.000%, 04/25/35	12,714,450	13,055,875
FNMA
6.500%, 11/01/53	29,105,050	30,218,247
6.000%, 09/01/53	16,973,921	17,223,974
5.500%, 05/01/44 to 01/01/54	19,574,312	19,887,911
5.000%, 11/01/39 to 07/01/53	25,331,921	25,458,137
4.500%, 08/01/41	1,573,952	1,582,776
3.000%, 11/01/46	3,216,151	2,931,077
2.710%, 09/01/29	8,000,000	7,626,104
2.180%, 01/01/27	5,000,000	4,885,836
FNMA STRIPS, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	228,788	1,964

Description	Face Amount	Value
FNMA STRIPS, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	$921,970	$41,228
FNMA, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	6,256	4
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	1,374,600	53,429
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	4,138,966	4,020,960
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	363,494	10,000
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	2,653,158	205,374
FNMA, Ser 2024-25, Cl A
6.000%, 03/25/44	13,908,048	14,288,039
FNMA, Ser 2024-25, Cl AD
5.000%, 03/25/44	17,385,060	17,369,420
GNMA
6.500%, 01/20/54	2,064,557	2,114,731
6.000%, 10/20/54	3,573,126	3,594,426
5.000%, 02/20/55	21,874,604	21,693,469
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (A)	5,507,071	524,143
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	994,983	24,677
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	1,193,325	69,129
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	166,121	828
GNMA, Ser 2015-103, Cl CI, IO
4.000%, 07/20/45	8,188,080	1,206,867
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	89,441	372
GNMA, Ser 2016-99, Cl ID, IO
4.500%, 04/16/44	12,327,739	2,481,337
GNMA, Ser 2017-137, Cl DI, IO
3.000%, 02/20/47	458,335	7,407
GNMA, Ser 2020-189, Cl IJ, IO
2.500%, 12/20/50	16,442,807	2,162,290
GNMA, Ser 2021-8, Cl IG, IO
2.500%, 01/20/51	22,036,083	2,611,921
GNMA, Ser 2022-182, Cl PO, PO
0.000%, 10/20/52 (B)(C)	23,780,727	17,166,634
GNMA, Ser 2022-201, Cl PO, PO
0.000%, 11/20/52 (B)(C)	14,273,778	10,672,633
GNMA, Ser 2023-122, Cl G
5.500%, 05/20/46	4,134,347	4,159,729
GNMA, Ser 2023-151, Cl PO, PO
0.000%, 10/20/53 (B)(C)	24,629,555	20,794,371
GNMA, Ser 2023-163, Cl B
6.000%, 02/20/48	13,781,082	14,157,770
GNMA, Ser 2023-163, Cl LB
6.000%, 02/20/48	10,000,000	10,303,563
GNMA, Ser 2023-196, Cl QA
5.000%, 05/20/53	17,862,209	17,900,945
GNMA, Ser 2023-59, Cl G
6.000%, 03/20/50	1,552,614	1,550,832
GNMA, Ser 2023-93, Cl B
5.500%, 12/20/44	3,359,131	3,368,926

FROST TOTAL RETURN BOND FUND October 31, 2025 (Unaudited)

Description	Face Amount	Value
GNMA, Ser 2024-1, Cl TA
5.500%, 08/20/48	$3,888,035	$3,883,110
GNMA, Ser 2024-151, Cl DA
4.500%, 08/20/52	6,020,547	5,985,695
GNMA, Ser 2024-151, Cl JA
4.500%, 10/20/53	15,644,208	15,653,283
GNMA, Ser 2024-19, Cl H
5.500%, 12/20/51	1,824,475	1,841,267
GNMA, Ser 2024-30, Cl NP
5.000%, 02/20/54	3,992,696	3,881,011
GNMA, Ser 2025-28, Cl FW
5.034%, SOFR30A + 0.850%, 04/20/54 (A)	28,402,765	28,421,135

		793,995,686
Commercial Mortgage-Backed Obligation — 15.3%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl F
7.211%, TSFR1M + 3.127%, 09/15/34 (A)(D)	12,500,000	12,167,459
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (A)	52,593	52,085
Benchmark Mortgage Trust, Ser 2020-B18, Cl E
2.250%, 07/15/53 (D)	8,000,000	4,213,815
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (D)	13,000,000	9,029,652
Benchmark Mortgage Trust, Ser 2020-IG3, Cl A4
2.437%, 09/15/48 (D)	10,000,000	8,722,267
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.544%, 03/09/44 (A)(D)	8,000,000	7,531,866
BXMT, Ser 2020-FL2, Cl A
5.296%, TSFR1M + 1.264%, 02/15/38 (A)(D)	1,065,142	1,062,470
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
3.690%, 06/10/48 (A)	5,000,000	894,318
COMM Mortgage Trust, Ser 2014-UBS6, Cl C
4.409%, 12/10/47 (A)	1,566,245	1,546,699
COMM Mortgage Trust, Ser 2015-DC1, Cl D
4.289%, 02/10/48 (A)(D)	9,000,000	6,120,000
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
4.799%, 04/10/47 (A)(D)	2,947,074	2,891,138
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/49 (D)(E)	1,579,372	1,523,420
DROP Mortgage Trust, Ser 2021-FILE, Cl D
6.897%, TSFR1M + 2.864%, 10/15/43 (A)(D)	15,000,000	12,666,675

Description	Face Amount	Value
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
5.946%, 11/25/52 (A)(D)	$30,676,994	$26,937,377
GNMA, Ser 107, Cl B
4.750%, 03/16/53	35,000,000	34,305,715
GNMA, Ser 130, Cl AG
4.500%, 04/16/59	49,860,565	48,174,056
GNMA, Ser 142, Cl AD
5.000%, 05/16/67 (A)	9,987,189	9,867,405
GNMA, Ser 145, Cl AC
4.750%, 11/16/66	49,848,758	48,911,905
GNMA, Ser 167, Cl A
4.500%, 04/01/60 (A)	24,975,914	24,484,076
GNMA, Ser 176, Cl AH
4.750%, 05/16/65 (A)	31,747,645	30,976,946
GNMA, Ser 182, Cl AC
4.750%, 12/16/66	95,000,000	93,582,421
GNMA, Ser 2025-105, Cl DF
5.584%, SOFR30A + 1.400%, 06/20/55 (A)	44,890,467	45,184,746
GNMA, Ser 2025-148, Cl PT
4.500%, 12/16/64 (A)	44,925,538	42,903,520
GNMA, Ser 2025-177, Cl CM
5.500%, 10/20/55	25,000,000	25,000,000
GNMA, Ser 2025-71, Cl HT
5.000%, 04/20/55	48,963,387	48,807,483
Greystone CRE Notes, Ser 2024-HC3, Cl AS
6.864%, TSFR1M + 2.832%, 03/15/41 (A)(D)	18,000,000	18,067,263
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B
3.380%, 07/10/39 (A)(D)	2,500,000	2,366,638
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.319%, 06/15/49 (A)	4,328,000	2,732,556
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.348%, 02/15/51 (A)	260,445	259,579
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.994%, 02/15/51 (A)(F)(G)	1,000,000	—
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (D)	1,839,677	1,829,194
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.723%, 05/15/49 (A)	2,413,000	2,239,078
TRTX Issuer, Ser 2021-FL4, Cl C
6.546%, TSFR1M + 2.514%, 03/15/38 (A)(D)	10,000,000	9,975,850
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.682%, 01/15/59 (A)	5,000,000	4,751,971

FROST TOTAL RETURN BOND FUND October 31, 2025 (Unaudited)

Description	Face Amount	Value
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(D)	$2,000,000	$1,840,788
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	4,847,671
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.058%, 08/17/36 (A)(D)	5,000,000	4,908,863
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(D)	4,313,360	4,152,730

		605,529,695
Non-Agency Residential Mortgage-Backed Obligation — 9.6%
Angel Oak Mortgage Trust, Ser 2021-4, Cl A3
1.446%, 01/20/65 (A)(D)	1,628,076	1,391,086
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (A)(D)	6,905,041	6,801,959
Brean Asset Backed Securities Trust, Ser 2024-RM9, Cl A1
5.000%, 09/25/64 (D)	4,655,488	4,626,300
Brean Asset Backed Securities Trust, Ser 2025-RM11, Cl A2
4.750%, 05/25/65 (A)(D)	8,000,000	7,719,782
Brean Asset Backed Securities Trust, Ser 2025-RM12, Cl A2
4.500%, 07/25/65 (D)	5,000,000	4,765,726
CAFL Issuer, Ser 2023-RTL1, Cl A2
9.300%, 12/28/30 (D)(E)	15,000,000	15,072,014
CAFL, Ser 2021-RTL1, Cl A1
4.239%, 03/28/29 (D)(E)	332,913	332,913
CAFL, Ser 2022-RTL1, Cl A1
6.250%, 05/28/29 (E)	1,147,695	1,147,695
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, US0001M + 2.250%, 02/25/37 (A)(F)(G)	1,000,000	—
Chase Home Lending Mortgage Trust Series, Ser 2025-2, Cl A5
6.000%, 12/25/55 (A)(D)	15,000,000	15,290,811
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(D)	3,298,424	3,332,978
Chase Home Lending Mortgage Trust, Ser 2025-3, Cl A2
5.500%, 02/25/56 (A)(D)	8,073,469	8,116,678
Chase Home Lending Mortgage Trust, Ser 2025-5, Cl A4A
5.500%, 04/25/56 (A)(D)	7,107,980	7,152,141
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(D)	698,443	649,991

Description	Face Amount	Value
Galton Funding Mortgage Trust, Ser 2019-1, Cl A22
4.000%, 02/25/59 (A)(D)	$76,446	$72,702
Galton Funding Mortgage Trust, Ser 2019-2, Cl A21
4.000%, 06/25/59 (A)(D)	899,747	843,364
GS Mortgage-Backed Securities Trust, Ser 2024-PJ3, Cl B2
6.067%, 08/25/54 (A)(D)	4,848,864	4,707,034
GS Mortgage-Backed Securities Trust, Ser 2024-PJ5, Cl A4
6.500%, 09/25/54 (A)(D)	12,484,581	12,719,503
GS Mortgage-Backed Securities Trust, Ser 2024-RPL2, Cl A2
4.057%, 07/25/61 (A)(D)	15,000,000	14,595,156
GS Mortgage-Backed Securities Trust, Ser 2025-NQM2, Cl A2
5.800%, 06/25/65 (A)(D)	4,509,728	4,537,297
GS Mortgage-Backed Securities Trust, Ser 2025-PJ2, Cl A1
6.000%, 07/25/55 (A)(D)	25,963,317	26,319,949
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A5
5.500%, 11/25/55 (A)(D)	9,480,024	9,531,742
GS Mortgage-Backed Securities Trust, Ser 2025-PJ7, Cl A5
5.500%, 12/25/55 (A)(D)	11,791,400	11,846,753
JP Morgan Mortgage Trust Series, Ser 2024-3, Cl A3
3.000%, 05/25/54 (A)(D)	8,637,967	7,542,241
JP Morgan Mortgage Trust Series, Ser 2025-CES1, Cl M1
6.267%, 05/25/55 (A)(D)	2,339,000	2,366,020
JP Morgan Mortgage Trust, Ser 2024-2, Cl A3
6.000%, 08/25/54 (A)(D)	3,479,740	3,529,625
JP Morgan Mortgage Trust, Ser 2024-2, Cl B2
7.303%, 08/25/54 (A)(D)	10,070,847	10,776,389
JP Morgan Mortgage Trust, Ser 2024-7, Cl A4
3.000%, 04/25/53 (A)(D)	10,660,045	9,646,402
JP Morgan Mortgage Trust, Ser 2024-9, Cl A4
5.500%, 02/25/55 (A)(D)	2,722,146	2,730,926
JP Morgan Mortgage Trust, Ser 2024-9, Cl A5
5.500%, 02/25/55 (A)(D)	10,700,000	10,765,625
JP Morgan Mortgage Trust, Ser 2025-1, Cl A4
6.000%, 06/25/55 (A)(D)	15,878,125	16,102,890
MFA Trust, Ser 2022-INV1, Cl A3
4.250%, 04/25/66 (A)(D)	4,000,000	3,625,597
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM5, Cl A1
5.649%, 10/25/69 (A)(D)	3,389,022	3,405,962

FROST TOTAL RETURN BOND FUND October 31, 2025 (Unaudited)

Description	Face Amount	Value
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-NQM1, Cl A2
5.941%, 11/25/69 (D)(E)	$3,507,497	$3,537,465
PRET Trust, Ser 2025-RPL2, Cl A1
4.000%, 08/25/64 (D)(E)	4,687,580	4,571,085
PRET Trust, Ser 2025-RPL3, Cl M2
4.150%, 04/25/65 (D)(E)	5,838,200	5,208,323
PRET, Ser 2021-RN3, Cl A1
5.843%, 09/25/51 (D)(E)	4,088,620	4,089,927
PRET, Ser 2021-RN4, Cl A2
9.194%, 10/25/51 (A)(D)	6,553,712	6,560,452
PRET, Ser 2024-NPL6, Cl A2
8.716%, 10/25/54 (D)(E)	3,000,000	3,001,340
PRET, Ser 2024-NPL7, Cl A2
8.956%, 10/25/54 (D)(E)	4,250,000	4,252,821
PRET, Ser 2024-NPL8, Cl A1
5.963%, 11/25/54 (D)(E)	2,923,163	2,924,329
PRET, Ser 2025-NPL2, Cl A1
5.835%, 03/25/55 (D)(E)	4,649,196	4,666,297
PRET, Ser 2025-NPL4, Cl A1
6.368%, 04/25/55 (D)(E)	4,030,594	4,054,777
PSMC Trust, Ser 2020-2, Cl A2
3.000%, 05/25/50 (A)(D)	—	—
Rate Mortgage Trust, Ser 2025-J1, Cl A1
6.000%, 03/25/55 (A)(D)	18,654,832	18,911,075
RCKT Mortgage Trust, Ser 2025-1, Cl A1
6.000%, 03/25/55 (A)(D)	4,178,769	4,233,243
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.842%, 04/25/43 (A)(D)	40,496,847	924,993
Sequoia Mortgage Trust, Ser 2024-5, Cl A1
6.500%, 06/25/54 (A)(D)	4,668,979	4,756,835
Sequoia Mortgage Trust, Ser 2024-9, Cl A5
5.500%, 10/25/54 (A)(D)	7,486,229	7,514,144
Sequoia Mortgage Trust, Ser 2025-1, Cl A4
6.000%, 01/25/55 (A)(D)	10,906,925	11,014,697
Sequoia Mortgage Trust, Ser 2025-2, Cl A4
6.000%, 03/25/55 (A)(D)	19,464,198	19,749,105
Sequoia Mortgage Trust, Ser 2025-3, Cl A2
5.500%, 04/25/55 (A)(D)	12,521,762	12,557,474
Sequoia Mortgage Trust, Ser 2025-6, Cl A2
5.500%, 07/25/55 (A)(D)	5,628,309	5,665,467
Toorak Mortgage Trust, Ser 2024-2, Cl A1
6.329%, 10/25/31 (D)(E)	5,000,000	5,019,239
Toorak Mortgage Trust, Ser 2024-RRTL1, Cl M1
9.162%, 02/25/39 (A)(D)	1,500,000	1,509,350

Description	Face Amount	Value
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/39 (D)(E)	$7,000,000	$7,003,029
VOLT CIII, Ser 2021-CF1, Cl A2
7.967%, 08/25/51 (D)(E)	3,493,736	3,460,343
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (D)(E)	4,217,898	4,174,935

		381,425,996
Residential Mortgage-Backed Security — 1.7%
FHLMC, Ser 2024-5491, Cl C
5.500%, 11/25/50	46,290,598	46,629,149
GS Mortgage-Backed Securities Trust, Ser 2025-PJ8, Cl A3
5.000%, 02/25/56 (A)(D)	9,720,517	9,640,002
Sequoia Mortgage Trust 2025-9, Ser 2025-9, Cl A2
5.000%, 10/25/55 (A)(D)	9,781,010	9,735,548

		66,004,699
Total Mortgage-Backed Securities
(Cost $1,830,447,362)		1,846,956,076

U.S. TREASURY OBLIGATIONS — 21.9%
U.S. Treasury Bonds
4.875%, 08/15/45	75,000,000	77,250,000
4.750%, 11/15/43	100,000,000	101,855,469
4.625%, 11/15/44	250,000,000	249,697,265
4.125%, 08/15/44	200,000,000	187,195,312
4.000%, 11/15/42	25,000,000	23,299,805
U.S. Treasury Notes
4.375%, 01/31/32	100,000,000	102,976,562
4.250%, 05/15/35	125,000,000	126,679,687
Total U.S. Treasury Obligations
(Cost $866,892,977)		868,954,100

CORPORATE OBLIGATIONS — 16.2%
Communication Services — 0.4%
OT Midco
10.000%, 02/15/30 (D)	25,000,000	14,625,641

Consumer Discretionary — 1.9%
Choice Hotels International
3.700%, 01/15/31	3,000,000	2,813,445
3.700%, 12/01/29	8,000,000	7,680,110
Cornell University
4.835%, 06/15/34	2,000,000	2,041,320
Cruise Yacht Upper HoldCo
11.875%, 07/05/28	4,000,000	3,574,510
Ford Motor Credit
5.869%, 10/31/35	5,000,000	4,939,846
Hyundai Capital America
5.300%, 01/08/29(D)	5,000,000	5,130,861
JBS USA Holding Lux Sarl
7.250%, 11/15/53	4,863,000	5,509,210
6.750%, 03/15/34	10,000,000	11,032,530
Nissan Motor Acceptance
7.050%, 09/15/28(D)	2,000,000	2,080,702
Saks Global Enterprises
11.000%, 12/15/29(D)	9,500,000	2,113,750

FROST TOTAL RETURN BOND FUND October 31, 2025 (Unaudited)

Description	Face Amount	Value
11.000%, 12/15/29(D)	$19,000,000	$8,170,000
SGUS
11.000%, 12/15/29(D)	12,263,636	10,577,509
STL Holding
8.750%, 02/15/29(D)	8,600,000	9,017,349
VistaJet Malta Finance
6.375%, 02/01/30(D)	2,000,000	1,931,603
		76,612,745
Consumer Staples — 0.1%
JBS USA Holding Lux Sarl
6.500%, 12/01/52	5,000,000	5,186,550

Energy — 4.2%
Aircastle
5.250%, H15T5Y + 4.410%, 09/15/74(A)(D)	3,736,000	3,712,702
APA
7.750%, 12/15/29	4,138,000	4,476,321
6.000%, 01/15/37	250,000	248,065
Barclays
9.625%, USISSO05 + 5.775%, 03/15/74(A)	5,000,000	5,661,740
6.692%, SOFRRATE + 2.620%, 09/13/34(A)	2,000,000	2,214,716
New England Power
2.807%, 10/06/50(D)	5,000,000	3,173,277
Panoro Energy
10.250%, 12/11/29	2,500,000	2,544,589
Paratus Energy Services
9.500%, 06/27/29	47,400,000	46,956,902
PBF Holding
9.875%, 03/15/30(D)	18,000,000	19,082,448
Phillips 66
5.875%, H15T5Y + 2.283%, 03/15/56(A)	17,000,000	16,898,580
Telford Finco
11.000%, 11/06/29	14,162,756	14,339,323
Topaz Solar Farms
5.750%, 09/30/39(D)	25,403,914	25,403,914
Waldorf Energy Finance
15.000%, 09/02/74	1,832,387	472,756
12.000%, 03/02/26(G)	814,237	210,073
0.000%, 06/02/74(B)	224,563	57,937
0.000%, 06/02/74(B)	68,715	17,728
0.000%, 07/01/74(B)	5,336,964	1,376,937
0.000%, 07/01/74(B)	72,359	18,669
0.000%, 09/02/74(B)	1,334,241	344,234
Waldorf Production UK
0.000%, 09/02/74(B)	11,021,065	11,021,065
0.000%, 09/02/74(B)	10,732,998	7,234,041
		165,466,017
Financials — 5.1%
BAC Capital Trust XIV
4.699%, TSFR3M + 0.662%, 09/15/74(A)	9,870,000	8,386,552
Banco Santander
9.625%, H15T5Y + 5.298%, 02/21/74(A)	5,000,000	6,096,735
Barclays
8.000%, H15T5Y + 5.431%, 12/15/73(A)	30,250,000	32,194,984

Description	Face Amount	Value
Cantor Fitzgerald
7.200%, 12/12/28(D)	$1,000,000	$1,062,305
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/34(A)	5,000,000	5,309,997
Comerica
5.982%, SOFRRATE + 2.155%, 01/30/30(A)	10,000,000	10,403,675
4.000%, 02/01/29	13,300,000	13,155,881
Credit Suisse Group
5.100%, H15T5Y + 3.293%, 07/24/74(G)	10,000,000	2,700,000
Danske Bank
5.705%, H15T1Y + 1.400%, 03/01/30(A)(D)	5,000,000	5,198,366
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/27(A)	4,000,000	4,075,288
7.079%, SOFRRATE + 3.650%, 02/10/34(A)	10,000,000	10,961,845
3.742%, SOFRRATE + 2.257%, 01/07/33(A)	2,000,000	1,845,860
F&G Annuities & Life
7.400%, 01/13/28	7,000,000	7,343,837
Farmers Exchange Capital
7.200%, 07/15/48(D)	3,000,000	3,077,330
7.050%, 07/15/28(D)	11,075,000	11,635,700
Goldman Sachs Group
3.800%, H15T5Y + 2.969%, 11/10/73(A)	5,000,000	4,926,467
Golub Capital Private Credit Fund
5.800%, 09/12/29	2,000,000	2,030,551
Intesa Sanpaolo MTN
4.000%, 09/23/29(D)	5,000,000	4,915,102
Jefferies Financial Group MTN
6.000%, 09/16/36	4,732,000	4,755,465
KeyBank MTN
5.000%, 01/26/33	5,000,000	5,034,683
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/35(A)	5,000,000	5,419,756
Royal Bank of Canada
5.500%, 04/28/33	10,000,000	10,025,878
5.200%, 01/31/33	3,000,000	3,032,666
%, 10/30/30(A)	5,000,000	4,980,000
SBL Holdings
9.508%, H15T5Y + 5.580%, 05/13/74(A)(D)	2,500,000	2,583,607
6.500%, H15T5Y + 5.620%, 11/13/73(A)(D)	12,492,000	11,996,743
Societe Generale
8.125%, H15T5Y + 3.790%, 05/21/74(A)(D)	4,000,000	4,182,572
Synovus Bank
5.625%, 02/15/28	8,000,000	8,165,240
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/34(A)	4,000,000	4,265,389

FROST TOTAL RETURN BOND FUND October 31, 2025 (Unaudited)

Description	Face Amount	Value
3.700%, H15T5Y + 2.541%, 01/15/74(A)	$3,273,000	$3,178,947
		202,941,421
Health Care — 0.1%
DENTSPLY SIRONA
8.375%, H15T5Y + 4.379%, 09/12/55 (A)	5,000,000	5,148,631

Industrials — 2.8%
AerCap Ireland Capital DAC
6.450%, 04/15/27	3,662,000	3,769,982
Boeing
7.008%, 05/01/64	38,598,000	44,175,786
5.930%, 05/01/60	15,000,000	14,910,760
5.875%, 02/15/40	15,355,000	15,882,111
5.705%, 05/01/40	5,000,000	5,098,372
2.950%, 02/01/30	3,344,000	3,157,544
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	6,073,205
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
3.900%, 01/15/26	4,972,961	4,940,722
nVent Finance Sarl
5.650%, 05/15/33	3,000,000	3,138,397
Regal Rexnord
6.300%, 02/15/30	4,500,000	4,762,962
Twma Finance
13.000%, 02/08/27	3,500,000	3,569,911
		109,479,752
Information Technology — 0.6%
Consensus Cloud Solutions
6.000%, 10/15/26(D)	1,160,000	1,160,000
Gartner
3.625%, 06/15/29(D)	3,000,000	2,880,071
Kyndryl Holdings
4.100%, 10/15/41	26,481,000	21,278,465
		25,318,536
Materials — 0.0%
Hillgrove Mines Pty
12.000%, 08/01/29	1,000,000	1,013,283
Nacional del Cobre de Chile
3.150%, 01/15/51(D)	500,000	330,134
		1,343,417
Telecommunication Services — 0.4%
T-Mobile USA
6.700%, 12/15/33	13,679,000	15,301,408

Utilities — 0.6%
Northwest Natural Holding
7.000%, H15T5Y + 2.701%, 09/15/55(A)	2,000,000	2,084,132
Pacific Gas and Electric
4.500%, 07/01/40	11,000,000	9,562,460
3.750%, 08/15/42	5,000,000	3,814,951
Sempra
6.000%, 10/15/39	6,000,000	6,268,211
		21,729,754
Total Corporate Obligations
(Cost $642,044,806)		643,153,872

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 6.8%
Automotive — 4.7%
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (D)	$15,000,000	$15,502,177
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl C
5.730%, 07/12/30 (D)	8,000,000	8,081,226
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl D
6.040%, 07/12/30 (D)	8,000,000	8,155,286
American Credit Acceptance Receivables Trust, Ser 2024-4, Cl D
5.340%, 08/12/31 (D)	5,000,000	5,016,068
American Credit Acceptance Receivables Trust, Ser 2025-1, Cl C
5.090%, 08/12/31 (D)	40,000,000	40,265,216
American Credit Acceptance Receivables Trust, Ser 2025-2, Cl D
5.500%, 07/14/31 (D)	14,000,000	14,167,061
American Credit Acceptance Receivables Trust, Ser 2025-3, Cl C
4.950%, 07/12/32 (D)	5,000,000	5,031,242
American Credit Acceptance Receivables Trust, Ser 2025-3, Cl D
5.190%, 07/12/32 (D)	10,000,000	10,030,980
American Credit Acceptance Receivables Trust, Ser 2025-4, Cl D
5.250%, 09/12/31 (D)	20,000,000	19,991,392
Avid Automobile Receivables Trust, Ser 2023-1, Cl E
11.140%, 05/15/29 (D)	5,595,000	5,729,392
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (D)	2,447,119	2,430,712
CarNow Auto Receivables Trust, Ser 2023-1A, Cl E
12.040%, 04/16/29 (D)	5,000,000	2,149,387
DT Auto Owner Trust, Ser 2021-3A, Cl D
1.310%, 05/17/27 (D)	2,189,847	2,172,821
Exeter Automobile Receivables Trust, Ser 2025-4A, Cl A1
4.497%, 09/15/26	940,902	940,980
First Investors Auto Owner Trust, Ser 2023-1A, Cl D
7.740%, 01/15/31 (D)	9,000,000	9,416,705
Flagship Credit Auto Trust, Ser 2020-1, Cl E
3.520%, 06/15/27 (D)	4,595,836	4,590,838

FROST TOTAL RETURN BOND FUND October 31, 2025 (Unaudited)

Description	Face Amount	Value
Flagship Credit Auto Trust, Ser 2024-3, Cl C
5.410%, 09/16/30 (D)	$4,500,000	$4,376,865
Flagship Credit Auto Trust, Ser 2024-3, Cl D
6.110%, 09/16/30 (D)	5,886,000	5,449,424
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (D)	4,230,000	4,218,072
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl E
5.640%, 05/15/29 (D)	4,000,000	3,988,243
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl E
8.350%, 10/15/29 (D)	1,990,000	2,048,663
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl C
5.210%, 02/18/31 (D)	2,250,000	2,273,235
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/28 (D)	1,175,838	1,171,129
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (D)	4,000,000	3,214,245
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (D)	11,910,000	3,614,411
Tricolor Auto Securitization Trust, Ser 2025-1A, Cl A
4.940%, 02/15/29 (D)	5,034,591	3,549,387

		187,575,157
Collateralized Loan Obligation — 0.2%
CIFC Funding, Ser 2025-2A, Cl BR
5.284%, TSFR3M + 1.400%, 04/19/35 (A)(D)	9,125,000	9,076,948

Other Asset-Backed Securities — 1.9%
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl E
9.320%, 10/22/29 (D)	2,600,000	2,632,723
Aqua Finance Trust, Ser 2024-A, Cl A
4.810%, 04/18/50 (D)	3,973,595	4,006,991
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (D)	5,993,367	6,083,256
CAL Funding IV, Ser 2020-1A, Cl B
3.500%, 09/25/45 (D)	960,854	920,509
CF Hippolyta Issuer, Ser 2020-1, Cl A2
1.990%, 07/15/60 (D)	5,174,183	4,330,052
CIFC Funding, Ser 2025-4A, Cl C
5.963%, TSFR3M + 1.850%, 10/24/38 (A)(D)	3,000,000	2,998,089
Dext ABS, Ser 2025-1, Cl B
4.980%, 08/15/35 (D)	5,000,000	5,057,161

Description	Face Amount	Value
Dext ABS, Ser 2025-1, Cl D
5.650%, 02/15/36 (D)	$6,000,000	$6,103,474
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl A
6.650%, 02/20/55 (D)	4,128,664	4,121,409
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl B
8.440%, 02/20/55 (D)	3,302,931	3,201,662
EverBright Solar Trust, Ser 2024-A, Cl B
8.130%, 06/22/54 (D)	5,418,042	5,044,230
Global SC Finance VII Srl, Ser 2020-1A, Cl A
2.170%, 10/17/40 (D)	1,763,467	1,680,081
Mosaic Solar Loan Trust, Ser 2020-2A, Cl B
2.210%, 08/20/46 (D)	1,858,212	1,534,137
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (D)	4,000,000	4,033,849
Textainer Marine Containers VII, Ser 2024-1A, Cl A
5.250%, 08/20/49 (D)	6,238,167	6,264,848
T-Mobile US Trust, Ser 2025-1A, Cl A
4.740%, 11/20/29 (D)	5,000,000	5,060,405
VFI ABS, Ser 2023-1A, Cl B
7.780%, 08/24/29 (D)	10,000,000	10,146,147

		73,219,023
Student Loan — 0.0%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (D)	588,056	563,799

Total Asset-Backed Securities
(Cost $282,543,730)		270,434,927

COLLATERALIZED LOAN OBLIGATIONS — 2.6%
Apidos CLO XXX, Ser 2024-XXXA, Cl BR
5.734%, TSFR3M + 1.850%, 10/18/31 (A)(D)	5,170,000	5,172,487
Battalion CLO XXIII, Ser 2024-23A, Cl DR1
7.855%, TSFR3M + 3.950%, 10/15/37 (A)(D)	5,000,000	5,013,980
BSL CLO V, Ser 2024-5A, Cl B
5.584%, TSFR3M + 1.700%, 01/20/38 (A)(D)	4,000,000	4,000,368
Elmwood CLO V, Ser 2024-2A, Cl D1RR
7.034%, TSFR3M + 3.150%, 10/20/37 (A)(D)	9,000,000	8,972,226
Elmwood CLO XXIV, Ser 2024-3A, Cl BR
5.482%, TSFR3M + 1.600%, 01/17/38 (A)(D)	4,600,000	4,597,562

FROST TOTAL RETURN BOND FUND October 31, 2025 (Unaudited)

Description	Face Amount	Value
LCM 42, Ser 2024-42A, Cl D1
7.405%, TSFR3M + 3.500%, 01/15/38 (A)(D)	$10,000,000	$9,981,920
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
5.235%, TSFR3M + 1.342%, 07/16/31 (A)(D)	94,500	94,470
Sycamore Tree CLO, Ser 2025-6A, Cl A1
5.084%, TSFR3M + 1.200%, 04/20/38 (A)(D)	27,000,000	26,923,779
Sycamore Tree CLO, Ser 2025-6A, Cl C
5.684%, TSFR3M + 1.800%, 04/20/38 (A)(D)	15,000,000	14,950,380
Sycamore Tree CLO, Ser 2025-7A, Cl C
6.282%, TSFR3M + 2.000%, 08/28/38 (A)(D)	5,000,000	4,996,375
Venture XIX, Ser 2018-19A, Cl ARR
5.426%, TSFR3M + 1.522%, 01/15/32 (A)(D)	6,750,921	6,752,582
Wind River CLO, Ser 2024-1A, Cl D
8.134%, TSFR3M + 4.250%, 04/20/37 (A)(D)	10,000,000	10,013,840
Total Collateralized Loan Obligations
(Cost $101,615,421)		101,469,969

SOVEREIGN DEBT — 1.4%
Colombia Government International Bond
3.250%, 04/22/32	5,000,000	4,262,500
Kingdom of Belgium Government International Bond
4.875%, 06/10/55	10,000,000	9,194,610
4.350%, 11/06/34 (D)	40,000,000	40,215,960
Provincia de Buenos Aires
6.625%, 09/01/37 (D)(E)	306,708	224,664
Ukraine Government International Bond
4.500%, 02/01/29 to 02/01/34 (E)	2,403,678	1,560,755
0.000%, 02/01/30 to 02/01/36 (E)	1,382,113	658,999
Total Sovereign Debt
(Cost $56,089,460)		56,117,488

MUNICIPAL BONDS — 1.3%
Board of Regents of the University of Texas System, Build America Bonds, Ser D, Cl D, RB
5.134%, 08/15/42	3,000,000	3,058,595

Description	Face Amount	Value
Board of Regents of the University of Texas System, Ser C, RB
4.794%, 08/15/46	$4,670,000	$4,525,863
City of Houston Texas, GO
3.961%, 03/01/47	12,000,000	10,623,245
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	4,160,882	4,050,842
Mission, Economic Development, RB
9.750%, 12/01/25(F)(G)	3,045,000	30,450
8.550%, 12/01/21(F)(G)	2,125,000	21,250
Mission, Economic Development, RB
10.875%, 12/01/28(F)(G)	3,315,000	33,150
North Texas Tollway Authority, RB
8.410%, 02/01/30	1,474,000	1,588,511
Northwest Independent School District, Ser A, GO, PSF-GTD
1.776%, 02/15/31	2,000,000	1,792,923
1.836%, 02/15/32	1,890,000	1,656,621
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, Cl A, RB, CITY APPROP ST AID WITHHLDG
8.000%, 05/15/29	5,000,000	5,011,863
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	3,980,000	4,064,929
TransJamaican Highway, RB
5.750%, 10/10/36(D)	1,255,729	1,167,828
USAFA Visitor's Center Business Improvement District, Ser B, RB
6.750%, 12/01/42(D)	12,870,000	13,059,980
William Marsh Rice University, RB
2.598%, 05/15/50	1,810,000	1,172,105
Total Municipal Bonds
(Cost $57,827,280)		51,858,155
	Shares
COMMON STOCK — 1.3%
Energy — 1.3%
Paratus Energy Services	12,500,000	51,262,433

Total Common Stock
(Cost $–)		51,262,433
	Face Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
FFCB
5.490%, 09/22/42	1,000,000	995,869
5.370%, 04/08/38	2,000,000	2,000,171
5.280%, 07/28/33	5,000,000	5,048,450
FHLB
6.000%, 07/28/45	5,000,000	5,051,967
5.625%, 02/23/39	2,000,000	2,000,848

FROST TOTAL RETURN BOND FUND October 31, 2025 (Unaudited)

Description	Face Amount	Value
2.150%, 09/23/36	$1,500,000	$1,193,610
Tennessee Valley Authority
4.250%, 09/15/52	7,521,000	6,552,861
Total U.S. Government Agency Obligations
(Cost $23,281,106)		22,843,776

COMMERCIAL PAPER — 0.1%
Hilltop Securities
4.415%, 11/19/25 (H)	5,000,000	4,988,610
Total Commercial Paper
(Cost $4,989,000)		4,988,610

REPURCHASE AGREEMENT(I) — 0.4%
Tri Party Overnight
3.800%, dated 10/31/2025, to be repurchased on 11/01/2025, repurchase price $17,505,542 (collateralized by various Government Obligations, ranging in par value $1,179,988 - $13,046,000, 4.575% - 8.000%, 09/15/2027 - 09/25/2036, with a total market value of $21,000,000)	17,500,000	17,500,000

Total Repurchase Agreement
(Cost $17,500,000)		17,500,000

Total Investments — 99.2%
(Cost $3,883,231,142)		$3,935,539,406

Percentages are based on Net Assets of $3,966,546,764.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(C)	PO - Principal Only
(D)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at October 31, 2025 was $1,115,335,350 and represents 28.1% of Net Assets.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on October 31, 2025. The coupon on a step bond changes on a specific date.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Security in default on interest payments.
(H)	Interest rate represents the security’s effective yield at the time of purchase.
(I)	Tri-Party Repurchase Agreement.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

FIA-QH-001-3600

FROST CREDIT FUND October 31, 2025 (Unaudited)

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 45.7%
Communication Services — 2.4%
AMC Networks
4.250%, 02/15/29	$94,000	$80,835
AT&T
3.850%, 06/01/60	4,000,000	2,821,479
News
5.125%, 02/15/32(A)	5,000,000	4,949,347
OT Midco
10.000%, 02/15/30(A)	4,000,000	2,340,102
Sirius XM Radio
3.875%, 09/01/31(A)	3,000,000	2,721,871
		12,913,634
Consumer Discretionary — 5.5%
180 Medical
5.300%, 10/08/35(A)	4,000,000	3,956,255
Amazon.com
4.100%, 04/13/62	4,000,000	3,184,136
Beazer Homes USA
7.250%, 10/15/29(A)	1,000,000	1,014,071
Choice Hotels International
5.850%, 08/01/34	2,000,000	2,033,988
Cruise Yacht Upper HoldCo
11.875%, 07/05/28	4,000,000	3,574,510
Dillard's
7.000%, 12/01/28	500,000	526,085
Ford Motor Credit
5.869%, 10/31/35	2,000,000	1,975,938
JBS USA Holding Lux Sarl
6.750%, 03/15/34	2,000,000	2,206,506
Newell Brands
6.375%, 05/15/30	5,000,000	4,750,000
Saks Global Enterprises
11.000%, 12/15/29(A)	3,000,000	1,290,000
11.000%, 12/15/29(A)	1,500,000	333,750
SGUS
11.000%, 12/15/29(A)	1,936,363	1,670,133
STL Holding
8.750%, 02/15/29(A)	2,000,000	2,097,058
		28,612,430
Consumer Staples — 2.1%
JBS USA Holding Lux Sarl
6.500%, 12/01/52	3,000,000	3,111,930
Kraft Heinz Foods
4.625%, 10/01/39	4,352,000	3,961,840
Philip Morris International
5.125%, 02/15/30	2,000,000	2,064,587
4.250%, 11/10/44	2,000,000	1,716,896
		10,855,253
Energy — 10.0%
Aircastle
5.750%, 10/01/31(A)	3,500,000	3,642,312
5.250%, H15T5Y + 4.410%, 09/15/74(A)(B)	1,000,000	993,764
Borr IHC
10.000%, 11/15/28(A)	1,068,293	1,068,366
BP Capital Markets
6.125%, H15T5Y + 1.924%, 06/18/74(B)	5,000,000	5,218,400

Description	Face Amount	Value
Colonial Pipeline
8.375%, 11/01/30(A)	$1,500,000	$1,700,469
HF Sinclair
5.500%, 09/01/32	5,000,000	5,084,415
New England Power
2.807%, 10/06/50(A)	1,990,000	1,262,964
Oglethorpe Power
5.800%, 06/01/54	4,000,000	3,973,002
Panoro Energy
10.250%, 12/11/29	5,000,000	5,089,179
PBF Holding
9.875%, 03/15/30(A)	7,000,000	7,420,952
Phoenix Aviation Capital
9.250%, 07/15/30(A)	3,000,000	3,160,356
Southern Natural Gas
4.800%, 03/15/47(A)	3,000,000	2,660,608
Summit Midstream Holdings
8.625%, 10/31/29(A)	500,000	508,635
Telford Finco
11.000%, 11/06/29	5,058,494	5,121,558
Topaz Solar Farms
5.750%, 09/30/39(A)	6,085,685	6,085,685
		52,990,665
Financials — 6.1%
Arthur J Gallagher
5.750%, 07/15/54	3,000,000	3,002,983
Bank of America
5.518%, SOFRRATE + 1.738%, 10/25/35(B)	3,000,000	3,075,658
Brown & Brown
5.650%, 06/11/34	3,000,000	3,105,822
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/27(B)	1,000,000	1,018,822
F&G Annuities & Life
7.400%, 01/13/28	3,000,000	3,147,359
LPL Holdings
6.000%, 05/20/34	3,000,000	3,138,893
PNC Financial Services Group
3.400%, H15T5Y + 2.595%, 12/15/73(B)	4,000,000	3,884,087
Royal Bank of Canada MTN
5.200%, 01/31/33	1,000,000	1,010,889
Swedbank
7.750%, H15T5Y + 3.657%, 09/17/74(B)	2,000,000	2,146,276
Synchrony Financial
5.019%, SOFRRATE + 1.395%, 07/29/29(B)	2,000,000	2,014,826
Synovus Financial
6.168%, SOFRRATE + 2.347%, 11/01/30(B)	2,500,000	2,585,988
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/34(B)	1,000,000	1,066,347
Zions Bancorp
6.816%, SOFRRATE + 2.830%, 11/19/35(B)	3,000,000	3,184,588
		32,382,538

FROST CREDIT FUND October 31, 2025 (Unaudited)

Description	Face Amount	Value
Industrials — 7.4%
AerCap Ireland Capital DAC
6.500%, H15T5Y + 2.441%, 01/31/56(B)	$7,000,000	$7,231,819
ATI
5.875%, 12/01/27	4,165,000	4,169,657
Boeing
5.930%, 05/01/60	3,000,000	2,982,152
5.150%, 05/01/30	2,000,000	2,057,274
2.196%, 02/04/26	1,000,000	994,646
Burlington Northern Santa Fe
5.500%, 03/15/55	4,000,000	4,005,547
GATX
6.050%, 03/15/34	2,000,000	2,139,252
Huntington Ingalls Industries
5.749%, 01/15/35	5,000,000	5,273,066
4.200%, 05/01/30	3,000,000	2,964,629
Icahn Enterprises
9.750%, 01/15/29	1,000,000	1,003,550
Lockheed Martin
5.250%, 01/15/33	1,500,000	1,575,507
nVent Finance Sarl
5.650%, 05/15/33	3,000,000	3,138,397
Twma Finance
13.000%, 02/08/27	1,500,000	1,529,962
		39,065,458
Information Technology — 6.4%
Consensus Cloud Solutions
6.000%, 10/15/26(A)	1,026,000	1,026,000
Corning
5.450%, 11/15/79	4,000,000	3,732,025
Crowdstrike Holdings
3.000%, 02/15/29	3,000,000	2,858,491
Flex
5.250%, 01/15/32	2,000,000	2,053,970
Foundry JV Holdco
6.300%, 01/25/39(A)	2,000,000	2,127,205
5.875%, 01/25/34(A)	4,000,000	4,129,964
Hewlett Packard Enterprise
5.000%, 10/15/34	4,000,000	3,957,805
Kyndryl Holdings
4.100%, 10/15/41	8,929,000	7,174,783
Micron Technology
5.800%, 01/15/35	4,000,000	4,223,514
TD SYNNEX
2.650%, 08/09/31	3,000,000	2,675,664
		33,959,421
Materials — 0.5%
Hillgrove Mines Pty
12.000%, 08/01/29	2,500,000	2,533,208

Real Estate — 1.4%
GLP Capital
6.750%, 12/01/33‡	1,000,000	1,081,926
3.250%, 01/15/32‡	2,500,000	2,243,956
Host Hotels & Resorts
5.500%, 04/15/35‡	2,000,000	2,019,327
Sabra Health Care
3.200%, 12/01/31‡	2,000,000	1,815,399
		7,160,608

Description	Face Amount	Value
Technology — 0.6%
Fair Isaac
6.000%, 05/15/33 (A)	$3,000,000	$3,053,688

Telecommunication Services — 0.8%
T-Mobile USA
6.700%, 12/15/33	4,000,000	4,474,423

Utilities — 2.5%
CenterPoint Energy
5.950%, H15T5Y + 2.223%, 04/01/56(B)	5,000,000	5,031,870
Entergy
7.125%, H15T5Y + 2.670%, 12/01/54(B)	3,000,000	3,151,839
Entergy Texas
5.550%, 09/15/54	1,000,000	989,343
NRG Energy
5.750%, 07/15/29(A)	3,000,000	3,011,350
Pacific Gas and Electric
4.500%, 07/01/40	1,000,000	869,315
		13,053,717
Total Corporate Obligations
(Cost $237,691,625)		241,055,043

COLLATERALIZED LOAN OBLIGATIONS — 19.1%
610 Funding CLO II, Ser 2024-2RA, Cl BR3
6.234%, TSFR3M + 2.350%, 01/20/34 (A)(B)	2,000,000	1,998,348
AMMC CLO XXVI, Ser 2025-26A, Cl B1R
5.805%, TSFR3M + 1.900%, 04/15/36 (A)(B)	7,500,000	7,507,485
Apidos CLO XL, Ser 2024-40A, Cl CR
5.855%, TSFR3M + 1.950%, 07/15/37 (A)(B)	5,000,000	4,993,570
Apidos CLO XL, Ser 2024-40A, Cl ER
9.505%, TSFR3M + 5.600%, 07/15/37 (A)(B)	1,000,000	991,979
Battalion CLO XVII, Ser 2024-17A, Cl CR
6.134%, TSFR3M + 2.250%, 03/09/34 (A)(B)	5,000,000	4,995,905
Battalion CLO XXIII, Ser 2024-23A, Cl BR
5.705%, TSFR3M + 1.800%, 10/15/37 (A)(B)	2,000,000	2,000,128
Battalion CLO XXIII, Ser 2024-23A, Cl DR1
7.855%, TSFR3M + 3.950%, 10/15/37 (A)(B)	3,000,000	3,008,388
Battalion CLO XXVIII, Ser 2025-28A, Cl B
5.484%, TSFR3M + 1.600%, 01/20/38 (A)(B)	1,340,000	1,339,297

FROST CREDIT FUND October 31, 2025 (Unaudited)

Description	Face Amount	Value
Battalion CLO XXVIII, Ser 2025-28A, Cl D1
6.934%, TSFR3M + 3.050%, 01/20/38 (A)(B)	$2,000,000	$1,996,420
BlueMountain XXX, Ser 2022-30A, Cl ER
10.605%, TSFR3M + 6.700%, 04/15/35 (A)(B)	2,000,000	1,987,504
BSL CLO V, Ser 2024-5A, Cl B
5.584%, TSFR3M + 1.700%, 01/20/38 (A)(B)	5,000,000	5,000,460
CIFC Funding, Ser 2024-4A, Cl CR
5.760%, TSFR3M + 1.900%, 07/23/37 (A)(B)	1,750,000	1,747,772
CLI Funding IX, Ser 2024-1A, Cl B
5.660%, 07/20/49 (A)	1,769,000	1,782,606
CLI Funding IX, Ser 2024-1A, Cl C
6.000%, 07/20/49 (A)	884,500	887,296
Dryden 76 CLO, Ser 2024-76A, Cl BR2
5.655%, TSFR3M + 1.750%, 10/15/37 (A)(B)	3,000,000	3,002,028
Elmwood CLO XXIV, Ser 2024-3A, Cl BR
5.482%, TSFR3M + 1.600%, 01/17/38 (A)(B)	4,000,000	3,997,880
GoldenTree Loan Management US CLO XIV, Ser 2024-14A, Cl CR
5.784%, TSFR3M + 1.900%, 07/20/37 (A)(B)	5,000,000	4,993,610
GoldenTree Loan Management US CLO XIX, Ser 2024-19A, Cl B
5.784%, TSFR3M + 1.900%, 04/20/37 (A)(B)	3,000,000	3,010,374
Golub Capital Partners CLO XVII, Ser 2025-17A, Cl CRR
6.498%, TSFR3M + 2.200%, 02/09/39 (A)(B)	3,000,000	2,992,443
LCM 42, Ser 2024-42A, Cl D1
7.405%, TSFR3M + 3.500%, 01/15/38 (A)(B)	5,000,000	4,990,960
Magnetite XLI, Ser 2024-41A, Cl D1
6.458%, TSFR3M + 2.600%, 01/25/38 (A)(B)	750,000	748,673
Magnetite XXIX, Ser 2024-29A, Cl BR
5.655%, TSFR3M + 1.750%, 07/15/37 (A)(B)	4,000,000	4,002,516
Magnetite XXIX, Ser 2024-29A, Cl DR
6.955%, TSFR3M + 3.050%, 07/15/37 (A)(B)	3,000,000	3,000,252

Description	Face Amount	Value
Magnetite XXXVIII, Ser 2024-38A, Cl B
5.905%, TSFR3M + 2.000%, 04/15/37 (A)(B)	$2,000,000	$2,004,886
Magnetite XXXVIII, Ser 2024-38A, Cl D
7.405%, TSFR3M + 3.500%, 04/15/37 (A)(B)	1,000,000	1,000,763
Magnetite XXXVIII, Ser 2024-38A, Cl E
10.405%, TSFR3M + 6.500%, 04/15/37 (A)(B)	1,000,000	994,448
MCF CLO VIII CLO, Ser 2024-1A, Cl BR
6.284%, TSFR3M + 2.400%, 04/18/36 (A)(B)	3,000,000	3,011,901
Sycamore Tree CLO, Ser 2025-6A, Cl A1
5.084%, TSFR3M + 1.200%, 04/20/38 (A)(B)	10,120,000	10,091,431
Sycamore Tree CLO, Ser 2025-7A, Cl C
6.282%, TSFR3M + 2.000%, 08/28/38 (A)(B)	5,000,000	4,996,375
Wise CLO, Ser 2025-3A, Cl B1
5.853%, TSFR3M + 1.750%, 07/15/38 (A)(B)	7,500,000	7,502,378
Total Collateralized Loan Obligations
(Cost $100,613,203)		100,578,076

ASSET-BACKED SECURITIES — 16.3%
Automotive — 9.1%
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (A)	1,000,000	1,019,403
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (A)	1,000,000	1,033,479
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl D
6.040%, 07/12/30 (A)	3,000,000	3,058,232
American Credit Acceptance Receivables Trust, Ser 2024-4, Cl D
5.340%, 08/12/31 (A)	2,000,000	2,006,427
American Credit Acceptance Receivables Trust, Ser 2025-3, Cl D
5.190%, 07/12/32 (A)	5,000,000	5,015,490
American Credit Acceptance Receivables Trust, Ser 2025-4, Cl D
5.250%, 09/12/31 (A)	3,000,000	2,998,709
Arivo Acceptance Auto Loan Receivables Trust, Ser 2024-1A, Cl C
7.650%, 07/15/30 (A)	1,000,000	1,042,116

FROST CREDIT FUND October 31, 2025 (Unaudited)

Description	Face Amount	Value
Avid Automobile Receivables Trust, Ser 2021-1, Cl F
5.160%, 10/16/28 (A)	$2,000,000	$1,900,945
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl D
5.830%, 05/15/30	2,250,000	2,277,323
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (A)	611,780	607,678
Carvana Auto Receivables Trust, Ser 2021-N2, Cl E
2.900%, 03/10/28 (A)	743,493	726,733
Credit Acceptance Auto Loan Trust, Ser 2024-2A, Cl C
6.700%, 10/16/34 (A)	3,000,000	3,100,665
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl E
6.340%, 10/15/29 (A)	1,443,000	1,399,265
Exeter Automobile Receivables Trust, Ser 2024-5A, Cl E
7.220%, 05/17/32 (A)	3,250,000	3,326,758
Flagship Credit Auto Trust, Ser 2024-3, Cl D
6.110%, 09/16/30 (A)	4,000,000	3,703,312
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (A)	1,000,000	997,180
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl E
4.430%, 10/16/28 (A)	1,500,000	1,475,304
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl E
7.250%, 06/16/31 (A)	3,000,000	3,059,165
GLS Auto Select Receivables Trust, Ser 2024-3A, Cl C
5.920%, 08/15/30 (A)	1,357,000	1,398,858
GLS Auto Select Receivables Trust, Ser 2025-1A, Cl C
5.260%, 03/15/31 (A)	750,000	761,354
Lendbuzz Securitization Trust, Ser 2024-3A, Cl C
5.900%, 11/15/31 (A)	600,000	590,992
Lendbuzz Securitization Trust, Ser 2025-1A, Cl C
5.990%, 01/15/32 (A)	1,250,000	1,227,433
Prestige Auto Receivables Trust, Ser 2024-1A, Cl D
6.210%, 02/15/30 (A)	2,000,000	2,031,635
Prestige Auto Receivables Trust, Ser 2024-2A, Cl E
6.750%, 11/17/31 (A)	1,500,000	1,466,910
SAFCO Auto Receivables Trust, Ser 2024-1A, Cl E
10.850%, 01/18/30 (A)	500,000	511,569
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F
9.800%, 07/16/29 (A)	1,000,000	803,561

Description	Face Amount	Value
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl F
16.000%, 06/17/30 (A)	$1,000,000	$303,477
Tricolor Auto Securitization Trust, Ser 2025-1A, Cl E
10.370%, 04/15/32 (A)	500,000	39,999

		47,883,972
Credit Card — 0.5%
Mercury Financial Credit Card Master Trust, Ser 2024-2A, Cl A
6.560%, 07/20/29 (A)	2,500,000	2,514,968

Other Asset-Backed Securities — 6.7%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl E
5.020%, 12/20/28 (A)	1,348,000	1,346,630
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl E
9.660%, 04/20/32 (A)	1,550,000	1,606,355
Amur Equipment Finance Receivables XIV, Ser 2024-2A, Cl D
5.970%, 10/20/31 (A)	800,000	817,536
Aqua Finance Trust, Ser 2024-A, Cl A
4.810%, 04/18/50 (A)	1,444,944	1,457,088
BHG Securitization Trust, Ser 2022-B, Cl D
6.690%, 06/18/35 (A)	998,895	1,013,876
CIFC Funding, Ser 2025-4A, Cl C
5.963%, TSFR3M + 1.850%, 10/24/38 (A)(B)	10,000,000	9,993,630
Credibly Asset Securitization II, Ser 2024-1A, Cl C
8.620%, 11/15/29 (A)	2,537,000	2,567,112
Dext ABS, Ser 2025-1, Cl D
5.650%, 02/15/36 (A)	3,000,000	3,051,737
EnFin Residential Solar Receivables Trust, Ser 2024-1A, Cl B
8.440%, 02/20/55 (A)	825,733	800,416
Kapitus Asset Securitization IV, Ser 2025-1A, Cl 1A
5.490%, 09/10/31 (A)	1,000,000	1,006,152
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	129,721	117,220
NMEF Funding, Ser 2024-A, Cl C
6.330%, 12/15/31 (A)	500,000	510,779
NMEF Funding, Ser 2024-A, Cl D
8.750%, 12/15/31 (A)	1,500,000	1,541,191
NMEF Funding, Ser 2025-A, Cl D
8.070%, 07/15/32 (A)	3,000,000	3,041,366

FROST CREDIT FUND October 31, 2025 (Unaudited)

Description	Face Amount	Value
Pawneee Equipment Receivables, Ser 2021-1, Cl E
5.210%, 05/15/28 (A)	$353,000	$352,497
Pawneee Equipment Receivables, Ser 2022-1, Cl C
6.010%, 07/17/28 (A)	1,000,000	1,008,462
Textainer Marine Containers VII, Ser 2024-1A, Cl B
5.340%, 08/20/49 (A)	2,673,500	2,689,503
TIC Home Improvement Trust, Ser 2024-A, Cl B
7.890%, 10/15/46 (A)	500,000	520,982
Verizon Master Trust, Ser 2024-8, Cl B
4.820%, 11/20/30	2,120,000	2,143,028

		35,585,560
Total Asset-Backed Securities
(Cost $86,949,738)		85,984,500

MORTGAGE-BACKED SECURITIES — 9.7%
Commercial Mortgage-Backed Obligation — 1.8%
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (A)	1,000,000	694,589
BXMT, Ser 2020-FL2, Cl A
5.296%, TSFR1M + 1.264%, 02/15/38 (A)(B)	81,934	81,728
COMM Mortgage Trust, Ser 2014-UBS6, Cl C
4.409%, 12/10/47 (B)	391,561	386,675
COMM Mortgage Trust, Ser 2015-DC1, Cl D
4.289%, 02/10/48 (A)(B)	1,517,000	1,031,560
Greystone CRE Notes, Ser 2024-HC3, Cl AS
6.864%, TSFR1M + 2.832%, 03/15/41 (A)(B)	2,000,000	2,007,474
GS Mortgage-Backed Securities Trust, Ser 2025-NQM3, Cl A3
5.492%, 11/25/65 (A)(C)	2,802,434	2,802,463
GS Mortgage-Backed Securities Trust, Ser 2025-PJ8, Cl A3
5.000%, 02/25/56 (A)(B)	1,944,103	1,928,000
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	590,063	568,089

		9,500,578
Non-Agency Residential Mortgage-Backed Obligation — 7.9%
Brean Asset Backed Securities Trust, Ser 2023-RM7, Cl A1
4.500%, 03/25/78 (A)(B)	767,227	755,773
Brean Asset Backed Securities Trust, Ser 2024-RM9, Cl A1
5.000%, 09/25/64 (A)	931,098	925,260
Brean Asset Backed Securities Trust, Ser 2025-RM11, Cl A2
4.750%, 05/25/65 (A)(B)	2,000,000	1,929,946

Description	Face Amount	Value
Brean Asset Backed Securities Trust, Ser 2025-RM12, Cl A2
4.500%, 07/25/65 (A)	$2,000,000	$1,906,290
CAFL Issuer, Ser 2023-RTL1, Cl A2
9.300%, 12/28/30 (A)(C)	2,000,000	2,009,602
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(B)	549,737	555,496
GS Mortgage-Backed Securities Trust, Ser 2024-PJ3, Cl B2
6.067%, 08/25/54 (A)(B)	966,863	938,583
GS Mortgage-Backed Securities Trust, Ser 2025-NQM2, Cl A2
5.800%, 06/25/65 (A)(B)	4,485,506	4,512,928
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A5
5.500%, 11/25/55 (A)(B)	4,309,102	4,332,610
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM5, Cl A1
5.649%, 10/25/69 (A)(B)	2,118,139	2,128,727
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl A1
6.129%, 03/25/64 (A)(C)	1,117,297	1,127,219
PRET Trust, Ser 2025-RPL2, Cl A1
4.000%, 08/25/64 (A)(C)	2,812,548	2,742,651
PRET Trust, Ser 2025-RPL3, Cl M2
4.150%, 04/25/65 (A)(C)	5,000,000	4,460,555
PRET, Ser 2021-RN3, Cl A1
5.843%, 09/25/51 (A)(C)	454,291	454,436
PRET, Ser 2021-RN4, Cl A2
9.194%, 10/25/51 (A)(B)	2,020,728	2,022,806
PRET, Ser 2025-NPL2, Cl A1
5.835%, 03/25/55 (A)(C)	2,789,518	2,799,778
Sequoia Mortgage Trust, Ser 2025-6, Cl A2
5.500%, 07/25/55 (A)(B)	4,690,257	4,721,222
Toorak Mortgage Trust, Ser 2024-2, Cl A1
6.329%, 10/25/31 (A)(C)	1,000,000	1,003,848
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/39 (A)(C)	1,000,000	1,000,433
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (A)(C)	1,054,475	1,043,734

		41,371,897
Total Mortgage-Backed Securities
(Cost $50,682,284)		50,872,475

MUNICIPAL BOND — 1.1%
North Texas Tollway Authority, RB
6.718%, 01/01/49	5,000,000	5,644,251
Total Municipal Bonds
(Cost $5,624,779)		5,644,251

FROST CREDIT FUND October 31, 2025 (Unaudited)

Description	Shares	Value
PREFERRED STOCK — 0.9%
Communication Services — 0.0%
MYT Holding LLC
10.000%, 06/07/29 (A)	64,528	$76,143
Telecommunication Services — 0.9%
T-Mobile USA
6.250%, 09/01/69	118,061	2,947,983
5.500%, 03/01/70	84,848	1,969,322
Total Preferred Stock
(Cost $4,764,400)		4,993,448
	Face Amount
COMMERCIAL PAPER — 0.8%
Hilltop Securities
4.415%, 11/19/25 (D)	$4,000,000	3,990,888
Total Commercial Paper
(Cost $3,991,200)		3,990,888

REPURCHASE AGREEMENT(E) — 5.4%
Tri Party Overnight
3.800%, dated 10/31/2025, to be repurchased on 11/01/2025, repurchase price $28,609,057 (collateralized by various Government Obligations, ranging in par value $25,000 - $10,025,040, 0.000% - 7.250%, 10/25/2026 - 07/17/2054, with a total market value of $34,319,999)	28,600,000	28,600,000

Total Repurchase Agreement
(Cost $28,600,000)		28,600,000

Total Investments — 99.0%
(Cost $518,917,229)		$521,718,681

Percentages are based on Net Assets of $527,084,285.

‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at October 31, 2025 was $294,929,073 and represents 56.0% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on October 31, 2025. The coupon on a step bond changes on a specific date.
(D)	Interest rate represents the security’s effective yield at the time of purchase.
(E)	Tri-Party Repurchase Agreement.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

FIA-QH-001-3600

FROST LOW DURATION BOND FUND October 31, 2025 (Unaudited)

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 42.7%
U.S. Treasury Notes
4.375%, 11/30/28	$20,000,000	$20,438,281
4.000%, 01/31/29 to 02/28/30	80,000,000	80,970,899
Total U.S. Treasury Obligations
(Cost $99,470,736)		101,409,180

ASSET-BACKED SECURITIES — 30.0%
Automotive — 18.0%
American Credit Acceptance Receivables Trust, Ser 2024-3, Cl C
5.730%, 07/12/30 (A)	2,000,000	2,020,306
American Credit Acceptance Receivables Trust, Ser 2025-1, Cl C
5.090%, 08/12/31 (A)	5,000,000	5,033,152
American Credit Acceptance Receivables Trust, Ser 2025-3, Cl C
4.950%, 07/12/32 (A)	5,000,000	5,031,242
BMW Vehicle Owner Trust, Ser 2025-A, Cl A4
4.660%, 12/27/32	3,000,000	3,051,356
Bridgecrest Lending Auto Securitization Trust, Ser 2025-1, Cl C
5.150%, 12/17/29	3,810,000	3,823,177
Carmax Auto Owner Trust, Ser 2022-4, Cl D
8.080%, 04/16/29	1,500,000	1,553,262
Flagship Credit Auto Trust, Ser 2024-3, Cl B
5.350%, 07/16/29 (A)	5,000,000	4,962,041
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl D
3.070%, 05/15/28 (A)	4,633,140	4,628,761
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl D
1.420%, 04/15/27 (A)	2,369	2,361
Lendbuzz Securitization Trust, Ser 2024-2A, Cl B
6.520%, 07/16/29 (A)	1,250,000	1,260,027
Prestige Auto Receivables Trust, Ser 2021-1A, Cl D
2.080%, 02/15/28 (A)	4,000,000	3,960,927
Prestige Auto Receivables Trust, Ser 2023-2A, Cl C
7.120%, 08/15/29 (A)	4,250,000	4,319,122
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl D
7.010%, 11/15/28 (A)	3,000,000	3,054,930

		42,700,664

Description	Face Amount	Value
Credit Card — 0.9%
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/15/31	$2,000,000	$2,039,548

Other Asset-Backed Securities — 11.1%
Aqua Finance Trust, Ser 2021-A, Cl B
2.400%, 07/17/46 (A)	1,000,000	934,570
BXG Receivables Note Trust, Ser 2023-A, Cl A
5.770%, 11/15/38 (A)	2,023,235	2,061,373
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	1,216,007	1,142,153
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	227,438	218,056
Dext ABS, Ser 2025-1, Cl B
4.980%, 08/15/35 (A)	2,750,000	2,781,439
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
5.990%, 09/15/39 (A)	299,806	304,349
Hilton Grand Vacations Trust, Ser 2024-2A, Cl C
5.990%, 03/25/38 (A)	1,461,586	1,482,049
Hilton Grand Vacations Trust, Ser 2024-3A, Cl A
4.980%, 08/27/40 (A)	1,977,789	1,997,776
Mosaic Solar Loan Trust, Ser 2021-3A, Cl B
1.920%, 06/20/52 (A)	569,937	439,038
Mosaic Solar Loans Trust, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	119,033	116,606
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/61 (A)	2,000,000	1,687,511
Oportun Issuance Trust, Ser 2021-B, Cl A
1.470%, 05/08/31 (A)	428,009	419,524
T-Mobile US Trust, Ser 2025-1A, Cl A
4.740%, 11/20/29 (A)	2,500,000	2,530,203
Verizon Master Trust, Ser 2023-4, Cl C
5.650%, 06/20/29	9,700,000	9,768,952
Westgate Resorts, Ser 2022-1A, Cl C
2.488%, 08/20/36 (A)	477,828	472,638

		26,356,237
Total Asset-Backed Securities
(Cost $71,199,951)		71,096,449

CORPORATE OBLIGATIONS — 21.0%
Communication Services — 2.4%
News
3.875%, 05/15/29 (A)	6,000,000	5,785,998

FROST LOW DURATION BOND FUND October 31, 2025 (Unaudited)

Description	Face Amount	Value
Consumer Discretionary — 1.7%
Hyundai Capital America
5.300%, 01/08/29 (A)	$4,000,000	$4,104,689

Energy — 4.4%
EQT
7.500%, 06/01/27	5,429,000	5,521,787
Societe Generale
5.512%, SOFRRATE + 1.650%, 05/22/31(A)(B)	5,000,000	5,141,139
		10,662,926
Financials — 4.0%
Ally Financial
5.737%, SOFRINDX + 1.960%, 05/15/29(B)	2,000,000	2,040,273
Capital One Financial
5.463%, SOFRRATE + 1.560%, 07/26/30(B)	4,000,000	4,142,200
Golub Capital BDC
7.050%, 12/05/28	1,200,000	1,258,923
JPMorgan Chase
4.995%, SOFRRATE + 1.125%, 07/22/30(B)	2,000,000	2,051,910
		9,493,306
Industrials — 2.2%
MasTec
6.625%, 08/15/29 (A)	5,173,000	5,193,692

Information Technology — 5.0%
Crowdstrike Holdings
3.000%, 02/15/29	7,287,000	6,943,275
Gartner
3.625%, 06/15/29(A)	5,000,000	4,800,118
		11,743,393
Real Estate — 1.3%
COPT Defense Properties
2.250%, 03/15/26 ‡	3,000,000	2,970,034

Total Corporate Obligations
(Cost $49,919,883)		49,954,038

U.S. GOVERNMENT AGENCY OBLIGATION — 3.0%
FHLB
5.050%, 10/24/31	7,142,857	7,143,040
Total U.S. Government Agency Obligation
(Cost $7,142,857)		7,143,040

MORTGAGE-BACKED SECURITIES — 1.5%
Commercial Mortgage-Backed Obligation — 1.3%
Benchmark Mortgage Trust, Ser 2020-B19, Cl A2
1.691%, 09/15/53	216,876	216,335
GNMA, Ser 2025-148, Cl PT
4.500%, 12/16/64 (B)	2,995,036	2,860,235

		3,076,570
Non-Agency Residential Mortgage-Backed Obligation — 0.2%
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A6
6.500%, 02/25/55 (A)(B)	549,737	555,496

Description	Face Amount	Value

Total Mortgage-Backed Securities
(Cost $3,593,112)		$3,632,066

REPURCHASE AGREEMENT(C) — 0.9%
Tri Party Overnight
3.800%, dated 10/31/2025, to be repurchased on 11/01/2025, repurchase price $2,200,697 (collateralized by Government Obligations, par value of $2,637,558, 4.267%, 11/16/2026, with a total market value of $2,640,001)	$2,200,000	2,200,000

Total Repurchase Agreement
(Cost $2,200,000)		2,200,000

Total Investments — 99.1%
(Cost $233,526,539)		$235,434,773

Percentages are based on Net Assets of $237,462,234.

‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at October 31, 2025 was $76,441,286 and represents 32.2% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Tri-Party Repurchase Agreement.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

FIA-QH-001-3600

Glossary October 31, 2025 (Unaudited)

Fund Abbreviations
ABS — Asset-Backed Security
Cl — Class
CLO — Collateralized Loan Obligation
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — 1 Year US Treasury Yield Curve Constant Maturity Rate
H15T5Y — 5 Year US Treasury Yield Curve Constant Maturity Rate
IO — Interest Only - face amount represents notional amount
LLC — Limited Liability Company
MTN — Medium Term Note
PSF-GTD — Texas Public School Fund Guarantee
RB — Revenue Bond
Ser — Series
SOFRINDX — Secured Overnight Financing Rate Index
SOFR30A — Secured Overnight Financing Rate 30 Day Average
SOFRRATE — Secured Overnight Financing Rate
STRIPS — Separately Traded Registered Interest and Principal Securities
TA — Tax Allocation
TSFR1M — 1 Month CME Term Secured
TSFR3M — 3 Month CME Term Secured
US0001M — ICE LIBOR USD 1 Month

Currency Abbreviations
USD — U.S. Dollar